Concentration and Risks (Accounts Receivables Proportion from Customers Accounted for Over Ten Percent of Total Accounts Receivables) (Details) (Customer Concentration Risk [Member], Accounts Receivable [Member])
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Yidatong [Member]
Concentration Risk [Line Items]
Percentage of accounts receivables due from major customers to total accounts receivables	17.00%	20.00%
D [Member]
Concentration Risk [Line Items]
Percentage of accounts receivables due from major customers to total accounts receivables	13.00%	23.00%
E [Member]
Concentration Risk [Line Items]
Percentage of accounts receivables due from major customers to total accounts receivables	8.00%	12.00%